As filed with the Securities and Exchange Commission on July 20, 2015

Registration No. 333-203058

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 1	☒

TCW ALTERNATIVE FUNDS

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of Principal Executive Offices)

(213) 244-0000

(Registrant’s Telephone Number)

Patrick W. Dennis, Esq.

Vice President and Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and Address of Agent for Service)

with copies to:

David A. Hearth, Esq.

Paul Hastings LLP

55 Second Street

San Francisco, CA 94105

It is proposed that this Registration Statement will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

This filing is being made solely for the purpose of adding exhibits. No other part of the Registration Statement is amended or superseded hereby.

No filing fee is due because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Title of Securities Being Registered: Shares of beneficial interest.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 is being filed solely for the purpose of filing the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

OTHER INFORMATION

Item 15. Indemnification

Sections 8.4, 8.5 and 8.6 of the Registrant’s Amended and Restated Agreement and Declaration of Trust provide as follows:

Section 8.4 Indemnification. The Trust shall indemnify each of its Trustees, Advisory Board Members and officers and persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each an “Indemnified Person”), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants’ and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding of any kind and nature whatsoever, whether brought in the right of the Trust or otherwise, and whether of a civil, criminal or administrative nature, before any court or administrative or legislative body, including any appeal therefrom, in which he or she may be involved as a party, potential party, non-party witness or otherwise or with which he may be threatened, while as an Indemnified Person or thereafter, by reason of being or having been such an Indemnified Person, except that no Indemnified Person shall be indemnified pursuant to this Section 8.4 against any liability to the Trust or its Shareholders to which such Indemnified Person would otherwise be subject by reason of bad faith, willful misconduct or gross negligence (such willful misconduct, bad faith or gross negligence being referred to herein as “Disabling Conduct”). Expenses, including accountants’ and counsel fees so incurred by any such Indemnified Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust or a Series in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Indemnified Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and either (i) such Indemnified Person provides security for such undertaking, (ii) the Trust is insured against losses arising by reason of such payment, or (iii) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Indemnified Person ultimately will be found entitled to indemnification.

Section 8.5 Indemnification Determinations. Indemnification of an Indemnified Person pursuant to Section 8.4 shall be made if (a) the court or body before whom the proceeding is brought determines, in a final decision on the merits, that such Indemnified Person was not liable by reason of Disabling Conduct or (b) in the absence of such a determination, a majority of a quorum of disinterested, non-party Trustees or independent legal counsel in a written opinion make a reasonable determination, based upon a review of the facts, that such Indemnified Person was not liable by reason of Disabling Conduct.

Section 8.6 Indemnification Not Exclusive. The right of indemnification provided by this Article VIII shall not be exclusive of or affect or limit any other rights to which any such Indemnified Person may be entitled from the Trust or otherwise. As used in this Article VIII, “Indemnified Person” shall include such person’s heirs, executors and administrators, and a “disinterested, non-party Trustee” is a Trustee who is neither an Interested Person of the Trust nor a party to the proceeding in question.

Item 16. Exhibits

Exhibit No.	Exhibit Description (References below are to the Trust’s Registration Statement on Form N-1A; File Nos. 333-201676, 811-23025)

(1)(a)	Certificate of Trust is incorporated herein by reference to and was filed electronically with the Trust’s Registration Statement on Form N-1A on January 23, 2015.

(1)(b)	Certificate of Amendment to Certificate of Trust is incorporated herein by reference to and was filed electronically with the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on March 10, 2015.

(1)(c)	Declaration of Trust of the Registrant is incorporated herein by reference to and was filed electronically with the Trust’s Registration Statement on Form N-1A on January 23, 2015.

(1)(d)	Form of Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to and was filed electronically with the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on March 10, 2015.

(2)	Form of By-Laws are incorporated herein by reference to and were filed electronically with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on March 10, 2015.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 on May 7, 2015, and incorporated herein by reference.

(5)	None other than as set forth in Exhibits 1 and 2.

(6)(a)	Form of Investment Advisory and Management Agreement between the Registrant and TCW Investment Management Company is incorporated herein by reference to and was filed electronically with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on March 10, 2015.

(6)(b)	Form of Investment Sub-Advisory Agreement between TCW Investment Management Company and Gargoyle Investment Advisor, L.L.C. is incorporated herein by reference to and was filed electronically with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on March 10, 2015.

(7)	Form of Distribution Agreement between the Registrant and TCW Funds Distributors is incorporated herein by reference to and was filed electronically with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on March 10, 2015.

(8)	Not applicable.

(9)	Form of Custody Agreement between the Registrant and The Bank of New York Mellon to be filed by amendment.

(10)(a)	Form of Share Marketing Plan (Rule 12b-1 Plan) is incorporated herein by reference to and was filed electronically with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on March 10, 2015.

(10)(b)	Form of Multiple Class Plan is incorporated herein by reference to and was filed electronically with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on March 10, 2015.

(11)(a)	Opinion of counsel is incorporated herein by reference to and was filed electronically with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on April 6, 2015.

(11)(b)	Legal Opinion and Consent of Richards, Layton & Finger, P.A., special Delaware counsel for Trust, is incorporated by reference to and was electronically filed with the Trust’s Registration Statement on Form N-14 on March 27, 2015.

Exhibit No.	Exhibit Description (References below are to the Trust’s Registration Statement on Form N-1A; File Nos. 333-201676, 811-23025)

(12)	Opinion and Consent of Paul Hastings LLP supporting tax matters and consequences is filed herewith.

(13)(a)	Form of Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. is to be filed by amendment.

(13)(b)	Form of Administration and Accounting Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. is to be filed by amendment.

(13)(c)	Form of Operating Expenses Agreement for TCW/Gargoyle Hedged Value Fund is incorporated herein by reference to and was filed electronically with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on March 10, 2015.

(13)(d)	Form of Subscription Agreement (initial seed capital only) is incorporated herein by reference to and was filed electronically with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on March 10, 2015.

(14)(a)	Consent of Cohen Fund Audit Services, Ltd. (target fund) filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 on May 7, 2015, and incorporated herein by reference.

(14)(b)	Consent of Deloitte & Touche LLP (acquiring fund) filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 on May 7, 2015, and incorporated herein by reference.

(15)	None.

(16)(a)	Power of Attorney for Patrick C. Haden is incorporated herein by reference to and was filed electronically with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on March 10, 2015.

(16)(b)	Power of Attorney for Peter McMillan is incorporated herein by reference to and was filed electronically with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on March 10, 2015.

(16)(c)	Power of Attorney for Andrew Tarica is incorporated herein by reference to and was filed electronically with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on March 10, 2015.

(16)(d)	Power of Attorney for Jess Ravich is incorporated herein by reference to and was filed electronically with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on March 10, 2015.

(16)(e)	Power of Attorney for David S. DeVito is incorporated herein by reference to and was filed electronically with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on March 10, 2015.

(16)(f)	Power of Attorney for Richard M. Villa is incorporated herein by reference to and was filed electronically with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on March 10, 2015.

(17)(a)	Prospectus and Statement of Additional Information of RiverPark Funds Trust, with respect to the RiverPark/Gargoyle Hedged Value Fund, dated January 28, 2015, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 12 to the RiverPark Funds Trust’s Registration Statement on Form N-1A on January 28, 2015.

(17)(b)	Annual Report to Shareholders of RiverPark Funds Trust, with respect to the RiverPark/Gargoyle Hedged Value Fund, for the fiscal year ended September 30, 2014, is incorporated herein by reference and was electronically filed on Form N-CSR on December 9, 2014.

(17)(c)	Form of Proxy Card was filed electronically with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-203058) on May 7, 2015.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 20th day of July, 2015.

TCW Alternative Funds

By:	/s/ Patrick W. Dennis
Patrick W. Dennis
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 20th day of July, 2015.

Signature	Capacity	Date

/s/ David S. DeVito*
David S. DeVito	President and Chief Executive Officer	July 20, 2015

/s/ Richard M. Villa*
Richard M. Villa	Treasurer	July 20, 2015

/s/ Patrick C. Haden*
Patrick C. Haden	Trustee	July 20, 2015

/s/ Peter McMillan*
Peter McMillan	Trustee	July 20, 2015

/s/ Andrew Tarica*
Andrew Tarica	Trustee	July 20, 2015

/s/ Jess Ravich*
Jess Ravich	Trustee	July 20, 2015

*By:	/s/ Patrick W. Dennis
Patrick W. Dennis,
as Attorney-in-Fact and Agent pursuant to
Powers of Attorney

*	See Exhibit 16 herein for Powers of Attorney.

EXHIBIT INDEX

(12)	Final Opinion of Counsel on tax matters